UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22137

Oppenheimer Master Loan Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Corporate Loans–72.4%
Consumer Discretionary–22.1%
Auto Components–2.9%
Affinia Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 4/25/20[1]	$1,935,000	$1,927,744
Federal Mogul Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.128%-2.138%, 12/29/14[1]	3,665,562	3,507,811
Tranche C, 2.128%-2.138%, 12/28/15[1]	1,763,661	1,687,759
FleetPride, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/19/19[1]	4,124,275	4,008,280
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.75%, 4/30/19[1]	3,715,000	3,730,094
Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/10/18[1]	1,170,438	1,176,656
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/18/18[1]	2,121,320	2,126,623
Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/5/20[1]	749,542	750,479
Schaeffler AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.25%, 1/27/17[1]	2,590,000	2,596,475
Sequa Automotive Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 11/15/18[1]	3,731,250	3,758,458
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/28/19[1]	3,007,500	3,034,718
Tower Automotive Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 4/23/20[1]	3,030,000	3,045,150
Transtar Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/9/18[1]	779,075	786,866
UCI International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/26/17[1]	950,787	956,729

		33,093,842

1	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Automobiles–0.0%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 5.333%, 8/3/13[2]	$8,704,841	$43,742
Distributors–1.1%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.25%, 1/11/19[1]	1,430,980	1,436,346
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 4/10/19[1]	892,033	892,591
Capital Automotive LP, Sr. Sec. Credit Facitlites 1st Lien Term Loan, 6%, 4/30/20[1]	1,660,000	1,697,350
Cole Haan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 1/31/20[1]	1,413,203	1,418,492
Container Store, Inc., Sr. Sec. Credit Facilties 1st Lien Term Loan, Tranche B, 5.50%, 4/6/19[1]	1,317,852	1,321,147
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/23/20[1]	5,310,000	5,316,638

		12,082,564
Diversified Consumer Services–1.5%
Audio Visual Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%-7.644%, 11/9/18[1]	5,666,475	5,708,973
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 6/15/18[1]	3,823,881	3,826,271
Learning Care Group No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 5/8/19[1]	2,365,000	2,360,566
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/23/18[1]	2,066,644	2,075,686
Sedgwick Claims Management Service, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/7/18[1]	179,204	179,540
Sedgwick Claims Management Service, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8%, 12/10/18[1]	450,000	454,500
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/27/17[1]	1,765,000	1,770,149

2	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Diversified Consumer Services Continued
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 6/27/18[1]	$1,335,000	$1,361,700

		17,737,385
Hotels, Restaurants & Leisure–5.0%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/22/16[1]	1,815,333	1,833,487
American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/18/18[1]	6,706,449	6,664,533
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 3/1/17[1]	2,565,730	2,565,730
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities Term Loan, 4.443%, 1/28/18[1]	7,401,906	6,393,397
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.443%, 1/28/18[1]	3,633,554	3,218,874
Corner Investment Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11%, 11/2/19[1]	4,000,000	4,125,000
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.142%, 6/30/14[1,3]	4,603,949	4,481,945
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.142%, 6/30/14[1,3]	2,284,337	2,223,802
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 2L, 3.45%, 11/2/14[1]	2,528,348	2,373,487
Horseshoe Baltimore, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.25%, 4/26/20[1]	1,165,000	1,185,388
Jacobs Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 10/29/18[1]	3,721,875	3,745,137
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/24/18[1]	2,452,157	2,458,797
Peppermill Casinos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/9/18[1]	1,987,506	2,021,045
Pinnacle Operating Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/15/18[1]	2,885,711	2,891,722

3	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Hotels, Restaurants & Leisure Continued
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.125%-9.15%, 2/17/17[2]	$12,391,291	$6,113,032
Revel Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 14.50%, 5/20/18[1,3]	3,300,000	3,316,500
US Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/31/21[1]	1,745,000	1,732,785

		57,344,661
Household Durables–2.1%
KIK Custom Products, Sr. Sec. Credit Facilites 2nd Lien Term Loan, 9.50%, 10/29/19[1]	3,070,000	3,064,882
KIK Custom Products, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/29/19[1]	4,570,000	4,526,206
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/27/19[1]	1,745,063	1,743,427
Renfro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 1/30/19[1]	3,147,113	3,162,848
SRAM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%-5.178%, 4/10/20[1]	1,023,273	1,025,831
Sun Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/23/20[1]	5,092,238	5,045,557
Wilton Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/30/18[1]	4,904,052	4,900,987

		23,469,738
Leisure Equipment & Products–0.9%
Caesars Entertainment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.25%, 4/25/17[1]	7,070,000	7,125,146
Stockbridge/SBE Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 13%, 5/2/17[1]	2,930,000	3,047,200

		10,172,346
Media–6.3%
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/9/16[1]	6,356,204	6,055,422

4	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Media Continued
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16[2,3]	$2,236,271	$475,208
Ancestry.com, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 4.25%, 5/15/18[1]	712,500	712,723
Barrington Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 6/14/17[1]	3,240,062	3,244,112
Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 0.432%, 12/31/13[2,3]	521,671	2,611
Clear Channel Capital I LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6.945%, 1/30/19[1]	4,480,848	4,095,777
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.845%, 1/29/16[1]	4,008,459	3,675,757
DG FastChannel, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 7/26/18[1]	2,264,402	2,255,910
Formula One, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/30/19[1]	1,860,000	1,864,650
FoxCo Acquisition Sub LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/14/17[1]	257,312	260,314
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[1]	3,276,019	3,250,220
Granite Broadcasting Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 5/23/18[1]	1,152,910	1,162,998
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.75%, 10/12/19[1]	1,063,333	1,071,973
Hoyts Cinemas Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 5/29/20[1]	560,000	560,000
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 4/2/18[1]	2,558,546	2,567,343
McGraw-Hill Global Education Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9%, 3/22/19[1]	1,675,000	1,654,481

5	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Media Continued
Mediacom Broadband LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche H, 3.25%, 1/29/21[1]	$2,500,000	$2,484,360
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.50%, 10/23/17[1]	2,350,385	2,352,220
Mood Media Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 5/6/18[1]	1,716,676	1,723,543
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 6/9/17[1]	4,774,206	4,792,110
RCN Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/1/20[1]	3,310,188	3,339,132
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 3/31/16[1]	2,354,988	2,402,087
Salem Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/13/20[1]	1,393,333	1,401,461
TWCC Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7%, 12/11/20[1]	1,025,000	1,037,813
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 4.50%, 3/1/20[1]	4,987,500	4,951,874
Tranche C3, 4%, 3/1/20[1]	1,615,950	1,588,537
Village Roadshow Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/21/17[1]	1,500,000	1,538,400
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 10/12/19[1]	4,072,019	4,065,231
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/1/19[1]	7,416,413	7,446,545

		72,032,812
Multiline Retail–0.3%
J.C. Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 5/22/18[1]	1,220,000	1,223,473

6	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Multiline Retail Continued
Neiman Marcus Group, Inc., Sec. Credit Facilities 1st Lien Term Loan, 4%, 5/16/18[1]	$1,745,000	$1,741,592

		2,965,065
Specialty Retail–1.5%
Anchor Hocking LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 5/21/20[1]	2,035,000	2,050,263
Burlington Coat Factory Investments Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/23/17[1]	2,502,270	2,510,074
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.411%, 11/14/17[1]	5,891,887	5,944,914
Jo-Ann Stores, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 3/16/18[1]	3,636,055	3,637,193
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/16/19[1]	1,628,133	1,637,291
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6%, 9/1/16[1]	894,483	883,116
Tranche B2, 5.25%, 5/25/18[1]	878,233	846,177

		17,509,028
Textiles, Apparel & Luxury Goods–0.5%
Freedom Group, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/19/19[1]	2,713,869	2,724,046
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/22/16[1]	3,295,000	3,155,552

		5,879,598
Consumer Staples–3.6%
Beverages–0.9%
Ferrara Candy Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%-8.384%, 6/18/18[1]	10,462,250	10,429,555
Food & Staples Retailing–1.6%
Albertsons LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/21/19[1]	6,468,788	6,431,055

7	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Food & Staples Retailing Continued
BJ’S Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/26/19[1]	$1,036,018	$1,034,884
Fairway Group Acquisition, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 8/17/18[1]	4,152,475	4,199,190
Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 1, 5.75%, 8/21/20[1]	836,000	852,198
Smart & Final, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 11/15/19[1]	2,910,279	2,945,444
Smart & Final, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 11/15/20[1]	625,641	633,853
Supervalu, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 3/21/19[1]	1,593,030	1,585,730

		17,682,354
Food Products–1.1%
Advancepierre Foods, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/10/17[1]	1,276,788	1,286,896
Advancepierre Foods, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/10/17[1]	1,250,000	1,277,084
CSM Bakery Supplies, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/22/20[1]	2,855,000	2,842,509
CSM Bakery Supplies, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 5/6/21[1]	660,000	656,700
Hostess Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/9/20[1]	3,200,000	3,260,000
Performance Food Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.25%, 11/14/19[1]	3,155,000	3,139,225

		12,462,414
Energy–3.1%
Energy Equipment & Services–1.9%
Blackbrush Texstar Borrower LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 6/4/19[1]	1,710,713	1,707,505

8	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Energy Equipment & Services Continued
Buffalo Gulf Coast Terminals, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/31/17[1]	$815,026	$825,214
Chesapeake Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.75%, 12/2/17[1]	1,205,000	1,220,899
Frac Tech International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 5/6/16[1]	2,343,393	2,268,069
NFR Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/31/18[1]	1,560,000	1,560,000
Offshore Group Investment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 3/28/19[1]	2,160,000	2,172,960
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/3/18[1]	1,545,000	1,541,717
Quicksilver Resources, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7%, 6/12/19[1]	3,570,000	3,462,900
Saxon Enterprises LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/15/19[1]	1,356,600	1,364,513
Sheridan Investment Partners I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 10/1/19[1]	3,175,770	3,183,709
Sheridan Production Partners I-A LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 10/1/19[1]	420,816	419,237
Sheridan Production Partners I-M LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 10/1/19[1]	257,037	256,073
Vantage Drilling Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 10/25/17[1]	1,692,848	1,703,005

		21,685,801
Oil, Gas & Consumable Fuels–1.2%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession:
13.116%-13.449%, 3/1/14[1]	719,926	430,156
Tranche NM, 13.116%, 3/1/14[1]	164,758	98,443

9	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels Continued
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Delayed Draw, 13.116%, 3/3/14[1]	$2,495,093	$1,490,818
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 13.116%, 3/1/14[1]	1,168,518	698,190
NGPL PipeCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 9/15/17[1]	2,327,950	2,326,495
Philadelphia Energy Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 4/4/18[1]	4,997,475	4,991,228
Samson Investment Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6%, 9/25/18[1]	2,465,000	2,465,000
Tallgrass Operations LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 11/13/18[1]	660,491	666,683

		13,167,013
Financials–2.0%
Capital Markets–1.1%
American Capital Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 8/22/16[1]	750,000	752,100
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.195%, 5/13/17[1]	4,476,994	4,463,563
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.50%, 2/28/19[1]	1,450,000	1,440,031
Springleaf Financial Funding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/10/17[1]	2,469,345	2,475,889
Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/28/17[1]	2,896,964	2,916,519

		12,048,102
Consumer Finance–0.2%
Fly Leasing Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/8/18[1]	2,324,131	2,358,024
Diversified Financial Services–0.2%
Altisource Portfolio Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 11/27/19[1]	2,689,617	2,706,427

10	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Insurance–0.5%
Cooper Gay Swett & Crawford Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 4/16/20[1]	$1,270,000	$1,280,583
Cooper Gay Swett & Crawford Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 10/16/20[1]	640,000	646,400
National Financial Partners Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/19/20[1]	3,860,000	3,851,960

		5,778,943
Health Care–7.4%
Health Care Equipment & Supplies–3.5%
Axcan Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.50%, 2/10/17[1]	1,899,136	1,900,323
BSN Medical GmbH & Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5%, 8/28/19[1]	1,825,000	1,840,208
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 6/7/19[1]	5,690,000	5,620,656
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/22/16[1]	2,441,343	2,460,417
Covis Pharmaceuticals Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 4/4/19[1]	3,416,438	3,419,283
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/15/17[1]	3,301,598	3,308,475
Golden Gate National Senior Care LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 5/4/18[1]	3,850,612	3,705,251
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 4/6/18[1]	2,592,395	2,537,825
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 5/3/18[1]	2,234,229	2,235,905
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.50%, 5/4/18[1]	4,438,875	4,447,198

11	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Health Care Equipment & Supplies Continued
LHP Hospital Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9%, 7/3/18[1]	$1,210,451	$1,237,686
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.50%, 11/30/18[1]	2,265,000	2,226,307
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.50%, 2/9/17[1]	3,609,662	3,650,271
Sage Products Holdings III LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/13/19[1]	1,096,650	1,098,478
United Surgical Partners International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/3/19[1]	605,433	607,128

		40,295,411
Health Care Providers & Services–2.9%
American Renal Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.50%, 8/20/19[1]	2,204,475	2,192,075
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 7/2/18[1]	3,291,803	3,309,635
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 1/2/19[1]	500,000	508,125
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%, 12/12/17[1]	2,664,316	2,697,620
Emergency Medical Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 5/25/18[1]	3,374,752	3,373,547
Genesis Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10%-10.603%, 12/4/17[1]	3,103,644	3,173,475
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.50%, 8/17/16[1]	2,180,475	2,192,287
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/1/18[1]	2,325,672	2,311,136
MSO of Puerto Rico, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.75%, 12/12/17[1]	1,937,684	1,961,905

12	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Health Care Providers & Services Continued
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/26/17[1]	$3,140,699	$3,154,719
Quintiles Transnational, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 6/8/18[1]	999,004	1,001,502
Select Medical Holdings Corp., Sr. Credit Facilities 1st Lien Term Loan, Tranche, 4%-5.25%, 6/1/18[1]	1,731,074	1,741,533
Surgical Care Affiliates, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/29/18[1]	2,000,000	2,001,250
US Renal Care, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 7/3/19[1]	2,117,278	2,125,218
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/4/16[1]	1,317,478	1,301,010

		33,045,037
Pharmaceuticals–1.0%
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/15/17[1]	2,204,237	2,198,727
Par Pharmaceutical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/30/19[1]	1,168,980	1,163,656
Pharmaceutical Product Development, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/5/18[1]	1,909,240	1,916,003
Valeant Pharmaceuticals International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/26/20[1]	6,165,000	6,126,469

		11,404,855
Industrials–18.0%
Aerospace & Defense–2.6%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.25%, 3/22/18[1]	1,865,000	1,860,338
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 6.25%, 11/2/18[1]	1,504,405	1,506,286
Tranche B2, 5%, 11/2/18[1]	681,997	682,850
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/20/17[1]	1,841,638	1,870,796

13	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Aerospace & Defense Continued
Doncasters Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/9/20[1]	$1,900,238	$1,900,633
DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/7/16[1]	1,534,500	1,544,090
Evergreen Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 6/30/15[1]	1,378,965	1,351,386
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10%, 12/31/15[1]	18,104,724	10,862,835
LMI Aerospace, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/28/18[1]	1,735,639	1,744,317
Landmark Aviation FBO Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 10/25/19[1]	868,131	876,089
Sequa Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/19/17[1]	1,941,484	1,954,226
TransDigm Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 2/28/20[1]	1,521,178	1,507,233
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/28/19[1]	1,864,690	1,890,329

		29,551,408
Air Freight & Logistics–0.1%
US Airways, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 5/23/19[1]	1,100,000	1,087,625
Airlines–0.4%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 4.75%, 6/21/19[1]	2,135,000	2,136,667
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4%, 10/18/18[1]	1,496,250	1,496,250
United Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 4/1/19[1]	750,000	751,688

		4,384,605

14	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Building Products–0.9%
ABC Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 4/16/20[1]	$3,560,000	$3,540,929
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 10.983%, 4/30/16[1,3]	2,246,105	2,178,722
CPG International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 9/21/19[1]	4,158,538	4,166,335

		9,885,986
Commercial Services & Supplies–7.7%
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/17/18[1]	1,158,077	1,163,867
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-6.658%, 3/16/17[1]	6,153,853	6,215,391
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 3/16/18[1]	3,680,000	3,744,400
Corporate Executive Board, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 7/2/19[1]	4,149,150	4,162,116
Edmentum, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 5/17/18[1]	2,925,000	2,939,625
Evertec Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 4/17/20[1]	1,750,000	1,740,375
Expert Global Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 4/3/18[1]	2,823,512	2,862,334
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.193%, 3/23/18[1]	4,961,525	4,846,789
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.193%, 3/24/17[1]	4,121,532	4,046,314
GCA Services Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 9.25%, 11/1/20[1]	2,050,000	2,089,719
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 5/26/18[1]	621,258	566,122

15	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Commercial Services & Supplies Continued
Insight Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 10/31/19[1]	$3,972,519	$3,979,967
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 6/20/16[1]	5,385,922	5,344,181
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 12/20/16[1]	4,440,000	4,384,500
Livingston International, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 4/18/19[1]	1,400,000	1,393,000
Livingston International, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 3/27/20[1]	610,000	617,625
New Breed Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 10/1/19[1]	5,567,013	5,580,930
Orbitz Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 5.75%, 3/25/19[1]	3,295,390	3,317,360
Osmose Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/26/18[1]	7,304,368	7,368,282
Ozburn-Hessey Holding, Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/23/19[1]	3,455,000	3,437,725
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien, Term Loan, Tranche B, 5.25%, 2/19/19[1]	3,975,013	4,004,805
Sourcehov, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 4/30/18[1]	4,475,000	4,519,750
Sourcehov, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/30/19[1]	1,275,000	1,295,187
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 6/21/19[1]	2,997,859	2,971,627
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5%, 2/21/15[1]	3,842,128	3,688,443
WorldPay/Ship Midco Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche C, 4.75%, 8/6/19[1]	1,795,000	1,807,902

		88,088,336
Electrical Equipment–1.2%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/8/16[1]	1,624,141	1,631,755

16	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Electrical Equipment Continued
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/8/17[1]	$245,000	$246,991
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%-7.89%, 11/22/17[1]	3,265,712	3,280,875
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 11/22/18[1]	725,000	726,631
Eagle Parent, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/16/18[1]	1,809,766	1,815,421
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5%, 3/1/20[1]	2,079,350	2,065,705
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%, 10/30/17[1]	1,114,671	1,116,761
Trizetto Group Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/2/18[1]	3,546,045	3,561,116

		14,445,255
Industrial Conglomerates–0.7%
Air Distribution Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 11/9/18[1]	2,206,518	2,233,180
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[1]	2,210,000	2,214,603
Generac Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 5/31/20[1]	585,000	581,527
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 5/28/17[1]	1,068,439	1,071,110
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%-5.671%, 5/9/17[1]	1,870,793	1,869,235

		7,969,655
Machinery–1.7%
Accudyne Industries LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 12/13/19[1]	2,004,913	1,993,479
Alliance Laundry Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/10/18[1]	964,557	968,576

17	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Machinery Continued
August Lux Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5%, 4/27/18[1]	$1,235,639	$1,234,867
Boomerang Tube LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11%, 10/11/17[1]	454,103	449,562
CPM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 8/29/17[1]	1,831,736	1,834,026
Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/28/20[1]	1,815,450	1,821,109
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 7/11/18[1]	1,804,867	1,811,636
Rexnord LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 4/1/18[1]	747,994	748,461
Utex Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/10/20[1]	5,035,000	5,055,457
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 9/8/17[1]	3,740,625	3,727,533

		19,644,706
Marine–0.8%
Autoparts Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/29/17[1]	1,027,823	1,014,975
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 9/22/19[1]	4,877,775	4,731,442
Harvey Gulf International Marine LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/28/20[1]	1,560,000	1,563,900
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 8/17/17[1]	1,950,000	1,974,375

		9,284,692
Road & Rail–0.7%
American Petroleum Tankers Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/2/19[1]	660,000	664,950
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 7.50%, 10/12/14[1]	5,328,069	5,338,060

18	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Road & Rail Continued
Wabash National Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/8/19[1]	$1,776,713	$1,800,032

		7,803,042
Trading Companies & Distributors–1.2%
Home Loan Servicing Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/21/20[1]	2,235,000	2,223,825
JG Wentworth, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9%, 2/8/19[1]	2,724,955	2,697,706
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 2/15/18[1]	3,012,450	3,035,796
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 7%, 3/19/17[1]	2,100,000	2,212,000
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/15/17[1]	3,554,608	3,550,122

		13,719,449
Information Technology–3.5%
Communications Equipment–0.1%
Blue Coat Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/31/19[1]	1,399,252	1,407,997
Electronic Equipment, Instruments & Components–0.3%
Aeroflex Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.50%, 11/9/19[1]	1,358,221	1,363,314
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/30/19[1]	1,918,592	1,931,782
Kronos, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/30/20[1]	620,000	643,250

		3,938,346
Internet Software & Services–0.5%
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.773%, 10/26/17[1]	909,759	798,830
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 8%, 3/31/18[1]	2,633,443	2,473,791
Hyland Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term, Tranche B, 5.50%, 10/25/19[1]	1,990,000	1,990,995

		5,263,616

19	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
IT Services–0.4%
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 7/19/18[1]	$1,292,767	$1,297,615
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/3/19[1]	3,157,088	3,166,297

		4,463,912
Office Electronics–0.2%
CDW LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 4/29/20[1]	2,109,713	2,089,715
Software–2.0%
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.25%, 10/4/18[1]	3,768,563	3,804,677
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 10/10/18[1]	3,694,500	3,694,500
Deltek, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 10/10/19[1]	1,395,000	1,400,231
EZE Castle Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/6/20[1]	1,250,000	1,254,166
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.25%, 4/5/18[1]	2,923,045	2,944,967
Ion Trading Technologies Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/22/20[1]	2,440,000	2,431,867
Ion Trading Technologies Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 5/22/21[1]	630,000	628,425
Petroleum Place, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 11/20/18[1]	4,367,000	4,388,835
RP Crown Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 12/21/18[1]	1,481,288	1,488,694
RP Crown Parent LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 12/21/19[1]	665,000	681,625

		22,717,987

20	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Materials–7.3%
Chemicals–3.9%
AI Chem & Cy SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.50%, 10/4/19[1]	$1,123,807	$1,125,212
Tranche B2, 4.50%, 10/4/19[1]	583,089	583,818
Arysta LifeScience Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/29/20[1]	1,255,000	1,250,545
Ascend Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/10/18[1]	3,851,250	3,853,657
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.50%, 8/29/16[1]	2,716,734	2,733,713
Cristal Inorganic Chemicals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.026%, 11/15/14[1]	399,130	400,253
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/1/20[1]	1,335,000	1,334,166
DuPont Performance Coatings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 2/1/20[1]	2,857,838	2,863,708
Houghton International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 12/20/19[1]	3,497,425	3,514,185
Houghton International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 12/21/20[1]	1,200,000	1,217,250
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 5/4/18[1]	2,797,873	2,818,857
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.50%, 9/10/15[1]	4,247,838	4,226,598
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 6/7/20[1]	1,000,000	998,125
MacDermid, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 12/7/20[1]	1,705,000	1,730,575
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5%, 9/8/17[1]	1,163,039	1,142,687
Tranche B, 5%, 9/9/17[1]	4,242,938	4,179,293

21	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Chemicals Continued
OXEA Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 12/6/19[1]	$2,240,000	$2,231,600
OXEA Sarl, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/5/20[1]	1,120,000	1,116,136
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/7/17[1]	3,321,292	3,327,779
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/19/20[1]	3,680,000	3,703,659

		44,351,816
Construction Materials–0.2%
Roofing Supply Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/31/19[1]	2,481,250	2,480,215
Containers & Packaging–0.7%
Caraustar Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 5/1/19[1]	965,000	973,203
Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 7/3/19[1]	2,409,359	2,422,911
Expera Specialty Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 12/21/18[1]	2,500,000	2,481,250
Pact Group Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/29/20[1]	980,000	976,325
Xerium Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/2/19[1]	1,350,000	1,350,000

		8,203,689
Metals & Mining–1.8%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.408%, 12/19/13[2]	837,221	84
Arch Coal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 5/16/18[1]	3,360,668	3,349,118
Constellium Holdco BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 3/25/20[1]	2,334,151	2,398,339
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/15/17[1]	1,205,000	1,208,390

22	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Metals & Mining Continued
Fortescue Metals Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/18/17[1]	$6,337,075	$6,311,112
Noranda Aluminum Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/28/19[1]	4,937,500	4,838,750
Patriot Coal Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 9.25%, 12/31/13[1]	1,618,077	1,608,471

		19,714,264
Paper & Forest Products–0.7%
Berlin Packaging LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/2/19[1]	1,380,000	1,380,000
Berlin Packaging LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/2/20[1]	490,000	492,450
Paperweight Development Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 6/4/19[1]	3,615,000	3,605,963
Ranpak Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/23/19[1]	305,000	307,288
Ranpak, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 4/23/20[1]	305,000	314,150
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/31/19[1]	2,125,000	2,125,000

		8,224,851
Telecommunication Services–3.6%
Diversified Telecommunication Services–3.4%
Convergeone LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.25%, 5/8/19[1]	2,920,000	2,902,968
Endurance International Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 11/9/19[1]	5,422,738	5,456,630
Endurance International Group, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 5/9/20[1]	3,455,000	3,498,188
Fairpoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[1]	6,753,075	6,621,633
IPC Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 7/31/17[1]	4,902,326	4,877,815

23	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Diversified Telecommunication Services Continued
Integra Telecom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 2/22/19[1]	$3,994,988	$4,009,968
LTS Buyer LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8%, 4/12/21[1]	2,665,000	2,666,111
Securus Technologies Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/30/20[1]	4,170,000	4,141,331
Securus Technologies Holdings, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 4/30/21[1]	1,755,000	1,752,806
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]	2,825,085	2,823,672

		38,751,122
Wireless Telecommunication Services–0.2%
NTELOS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/9/19[1]	2,859,391	2,839,138
Utilities–1.8%
Electric Utilities–1.3%
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 3.539%, 10/19/15[1,3]	3,015,617	1,698,169
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 8/25/17[1]	3,420,661	3,427,075
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 8/25/18[1]	1,270,000	1,268,413
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.365%, 2/22/15[1,3]	3,543,584	2,276,753
Texas Competitive Electric Holdings Co. LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.693%-4.775%, 10/10/17[1]	7,004,044	4,923,842
Texas Competitive Electric Holdings Co. LLC, Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.693%-3.775%, 10/10/14[1]	2,015,000	1,444,084

		15,038,336
Energy Traders–0.2%
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4%, 4/23/20[1]	2,208,671	2,200,382

24	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Principal Amount	Value
Gas Utilities–0.3%
Panda Temple Power II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 4/3/19[1]	$2,750,000	$2,805,000

Total Corporate Loans (Cost $836,039,728)		825,749,862
Corporate Bonds and Notes–1.1%
Catalyst Paper Corp., 11% Sr. Sec. Nts., 10/30/17[3]	611,168	440,041
Drill Rigs Holdings, Inc., 6.50% Sr. Sec. Nts., 10/1/17[4]	1,010,000	1,012,525
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75% Sec. Nts., 3/1/22[4]	2,640,000	2,930,400
Erickson Air-Crane, Inc., 6% Sub. Nts., 11/2/20	980,107	824,971
Inergy Midstream LP/Finance Corp., 6% Sr. Unsec. Nts., 12/15/20[4]	925,000	897,250
PQ Corp., 8.75% Sr. Sec. Nts., 5/1/18[4]	2,435,000	2,508,050
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75% Sr. Sec. Nts., 1/15/19	1,205,000	1,247,175
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[4]	3,120,000	2,074,800

Total Corporate Bonds and Notes (Cost $12,260,623)		11,935,212

	Shares
Preferred Stocks–0.0%
Alpha Media Group, Inc., Preferred[5] (Cost $0)	105	—
Common Stocks–2.1%
Alpha Media Group, Inc.[5]	784	—
Cinram International Income Fund[5]	16,132,097	—
Young Broadcasting, Inc., Cl. A5,6	3,597	23,740,200

Total Common Stocks (Cost $7,944,009)		23,740,200

	Units
Rights, Warrants and Certificates–0.3%
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp. 12/18/16[5] (Cost $1,641,870)	6,081	3,800,625

25	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

	Shares	Value
Investment Company–0.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.11%[6,7] (Cost $1,585,941)	1,585,941	$1,585,941

Total Investments, at Value (Cost $859,472,171)	76.0%	866,811,840
Other Assets Net of Liabilities	24.0	274,320,169

Net Assets	100.0%	$1,141,132,009

Footnotes to Statement of Investments

*	June 28, 2013 represents the last day of the Fund’s reporting period. See accompanying Notes.
1.	Represents the current interest rate for a variable or increasing rate security.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Interest or dividend is paid-in-kind, when applicable.
4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $9,423,025 or 0.83% of the Fund’s net assets as of June 28, 2013.
5.	Non-income producing security.
6.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 28, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units September 28, 2012[a]	Gross Additions	Gross Reductions	Shares/Units June 28, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	77,763,778	796,696,721	872,874,558	1,585,941
Young Broadcasting, Inc., Cl. A	3,899	—	302	3,597
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24	1,494	—	1,494	—

	Value	Income	Realized Gain
Oppenheimer Institutional Money Market Fund, Cl. E	$1,585,941	$79,143	$—
Young Broadcasting, Inc., Cl. A	23,740,200	—	597,583
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24	—	—	6,310,712

	$25,326,141	$79,143	$6,908,295

a.	September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year. See accompanying Notes
7.	Rate shown is the 7-day yield as of June 28, 2013.

26	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Notes to Statement of Investments

Quarterly and Annual Periods. The Fund’s financial statements are presented through the last day the New York Stock Exchange was open for trading during each reporting period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

As of June 28, 2013, securities with an aggregate market value of $825,749,862, representing 72.4% of the Fund’s net assets were comprised of loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose

27	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

of securities whose issuers subsequently miss an interest payment. Information concerning securities not accruing income as of June 28, 2013 is as follows:

Cost	$15,504,176
Market Value	$6,634,677
Market Value as a % of Net Assets	0.58%

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

28	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

29	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

30	Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 28, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$825,749,778	$84	$825,749,862
Corporate Bonds and Notes	—	11,935,212	—	11,935,212
Preferred Stocks	—	—	—	—
Common Stocks	—	—	23,740,200	23,740,200
Rights, Warrants and Certificates	—	—	3,800,625	3,800,625
Investment Company	1,585,941	—	—	1,585,941

Total Assets	$1,585,941	$837,684,990	$27,540,909	$866,811,840

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Loan Commitments

Pursuant to the terms of certain credit agreements, the Fund can have unfunded loan commitments. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments.

As of June 28, 2013, the Fund had no such unfunded loan commitments outstanding.

31	Oppenheimer Master Loan Fund, LLC

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	8/9/2013